Leases - Schedule of Undiscounted Future Minimum Lease (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Schedule of Undiscounted Future Minimum Lease [Abstract]
2026	$ 85,195	$ 18,802
Twelve months ending March 31, 2027	85,195	18,802
Thereafter	56,796
Total lease payments	141,991	18,802
Less: interest	6,083	137
Present value of lease liabilities	$ 135,908	$ 18,665	$ 126,886